Goodwill	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 6 - Goodwill	Goodwill consisted of the following as at December 31, 2012 and 2011: .
	Cost	Impairment	Net

Goodwill	$158,412	$39,403	$119,009